Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Basic and Diluted Net Losses Per Share	Basic and diluted net losses per share reflecting the effect of the issuance of ordinary shares by the Company are presented as follows.

	Year Ended December 31,
(In thousands, except per share data)	2021	2022	2023
Net loss attributable to owners of the Company	$(202,266)	$(118,091)	$(59,503)
Weighted average number of ordinary shares outstanding	52,177	55,044	55,067
Basic and diluted net loss per share (USD)	$(3.88)	$(2.15)	$(1.08)